Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025	2024
In Brazil
Cash	2,403	1,780
Cash equivalents	1,730	3,797
Abroad (i)
Cash	4,712	4,191
Cash equivalents	1,656	5,218
Total	10,501	14,986

(i) On December 31, 2025, includes the amount of R$ 198 of cash and R$ 35 of cash equivalents (2024: R$ 941 of cash and R$ 779 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.